Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Debentures outstanding	$ 22,295,710	$ 19,534,988
Convertible debentures	110,540	19,534,988
Two Thousand and Twenty One Convertible Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures outstanding	69,034
Convertible debentures	110,540
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures		710,924
2021 Debentures - host liability [member]
Disclosure of detailed information about financial instruments [line items]
Transefrs into level 3 related to debentures	5,285,997
Transfers out of level 3 related to liabilities	0
2021 Debentures - host liability [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Debentures outstanding	$ 75,000
2019 Debentures - host liability [member] | Discount rate, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input liabilities	25
Non-recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	$ 0	0
Financial liabilities at fair value	$ 0	$ 0